Putnam International Equity Fund
The fund's portfolio
9/30/19 (Unaudited)

COMMON STOCKS (96.6%)(a)
	Shares	Value
Australia (2.7%)
Qantas Airways, Ltd.	2,648,340	$11,243,358
QBE Insurance Group, Ltd.	1,295,405	10,981,632

		22,224,990
Canada (1.0%)
TMX Group, Ltd.	97,200	8,388,759

		8,388,759
China (1.1%)
Yum China Holdings, Inc.	206,967	9,402,511

		9,402,511
Finland (1.3%)
Fortum OYJ	437,058	10,332,498

		10,332,498
France (14.9%)
Airbus SE	130,011	16,891,300
AXA SA	938,690	23,971,830
Dassault Systemes SA	84,098	11,984,891
Eurazeo SA	106,176	7,898,338
Kering SA	30,453	15,519,040
Natixis SA	1,148,179	4,761,798
Veolia Environnement SA	803,101	20,360,413
Vinci SA	199,740	21,513,774

		122,901,384
Germany (3.7%)
adidas AG	55,301	17,217,652
CompuGroup Medical SE	44,797	2,695,223
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $20) (Private)(F)(RES)(NON)	30	25
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)	15	12
New Middle East Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)	6	5
Rheinmetall AG	82,281	10,407,620

		30,320,537
Hong Kong (4.5%)
AIA Group, Ltd.	2,649,400	25,031,331
Hong Kong Exchanges and Clearing, Ltd.	403,800	11,849,650

		36,880,981
India (1.4%)
HDFC Bank, Ltd. ADR	202,588	11,557,645

		11,557,645
Ireland (3.2%)
Bank of Ireland Group PLC	887,555	3,521,303
CRH PLC	522,912	18,004,661
Kerry Group PLC Class A	44,446	5,198,034

		26,723,998
Japan (18.1%)
Asahi Group Holdings, Ltd.	401,100	19,846,335
Daikin Industries, Ltd.	76,000	9,966,983
Hoya Corp.	205,900	16,793,822
MinebeaMitsumi, Inc.	487,400	7,712,753
Mitsubishi Corp.	441,500	10,824,661
Nintendo Co., Ltd.	33,700	12,473,286
ORIX Corp.	708,100	10,550,281
Seven & i Holdings Co., Ltd.	205,000	7,834,081
Sony Corp.	383,700	22,523,412
Sumitomo Mitsui Financial Group, Inc.	379,900	12,982,479
Toyota Motor Corp.	274,900	18,346,159

		149,854,252
Luxembourg (—%)
Global Fashion Group SA (acquired various dates from 8/2/13 to 9/14/17, cost $1,130,914) (Private)(F)(RES)(NON)	34,974	71,909

		71,909
Netherlands (7.5%)
Heineken NV	21,832	2,359,591
ING Groep NV	1,036,246	10,847,302
Koninklijke Ahold Delhaize NV	483,242	12,090,623
Koninklijke DSM NV	99,808	12,009,948
Unilever NV	414,136	24,894,030

		62,201,494
South Korea (1.9%)
Samsung Electronics Co., Ltd. (Preference)	464,452	15,337,419

		15,337,419
Sweden (1.8%)
ASSA ABLOY AB Class B	444,513	9,893,570
EQT AB(NON)	528,379	4,694,949

		14,588,519
Switzerland (13.0%)
Alcon, Inc.(NON)	229,422	13,378,449
Barry Callebaut AG	6,744	13,906,269
Coca-Cola HBC AG	405,772	13,256,219
Lonza Group AG	40,462	13,678,552
Nestle SA	111,136	12,057,318
Novartis AG	323,961	28,090,361
SIG Combibloc Group AG	975,719	13,002,417

		107,369,585
United Kingdom (17.5%)
Anglo American PLC	542,902	12,490,726
Ashtead Group PLC	554,831	15,444,831
Associated British Foods PLC	187,862	5,319,599
AstraZeneca PLC	279,106	24,917,911
Compass Group PLC	592,798	15,255,343
Imperial Brands PLC	420,097	9,443,203
Prudential PLC	1,397,204	25,339,489
Quilter PLC	3,567,853	5,981,473
SSE PLC	872,798	13,366,063
Vodafone Group PLC	8,540,349	17,011,267

		144,569,905
United States (3.0%)
Linde PLC	58,790	11,405,917
NXP Semiconductors NV	124,083	13,539,935

		24,945,852

Total common stocks (cost $767,125,676)		$797,672,238

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.875%, 1/15/29(i)	$338,291	$365,469
U.S. Treasury Notes
2.25%, 11/15/24(i)	129,000	134,339
2.125%, 8/31/20(i)	121,000	121,516
2.00%, 2/15/25(i)	2,000	2,048

Total U.S. treasury obligations (cost $623,372)		$623,372

SHORT-TERM INVESTMENTS (3.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.05%(AFF)	Shares	26,571,886	$26,571,886
U.S. Treasury Bills 1.972%, 12/5/19(SEGSF)		$268,000	267,136
U.S. Treasury Bills 2.030%, 10/10/19(SEGSF)		343,000	342,848
U.S. Treasury Bills 1.977%, 11/7/19(SEGSF)		346,000	345,388
U.S. Treasury Bills 1.975%, 11/21/19		61,000	60,845
U.S. Treasury Bills 1.892%, 3/12/20(SEGSF)		852,000	845,086

Total short-term investments (cost $28,432,806)			$28,433,189
TOTAL INVESTMENTS

Total investments (cost $796,181,854)			$826,728,799

	FORWARD CURRENCY CONTRACTS at 9/30/19 (aggregate face value $332,682,853) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/19	$1,905,875	$2,103,249	$(197,374)
		British Pound	Sell	12/18/19	10,165,396	10,082,850	(82,546)
		Canadian Dollar	Buy	10/16/19	370,020	403,907	(33,887)
		Euro	Sell	12/18/19	3,008,738	3,053,025	44,287
		Japanese Yen	Buy	11/20/19	30,573,506	30,727,839	(154,333)
	Barclays Bank PLC
		Australian Dollar	Buy	10/16/19	97,445	101,234	(3,789)
		British Pound	Buy	12/18/19	363,623	359,274	4,349
		Canadian Dollar	Sell	10/16/19	490,895	490,798	(97)
		Euro	Buy	12/18/19	266,983	276,516	(9,533)
		Hong Kong Dollar	Sell	11/20/19	689,254	730,818	41,564
		Japanese Yen	Sell	11/20/19	5,218,669	5,353,691	135,022
		Swiss Franc	Sell	12/18/19	21,796,529	22,112,318	315,789
	Citibank, N.A.
		Australian Dollar	Buy	10/16/19	1,953,145	2,114,803	(161,658)
		British Pound	Sell	12/18/19	15,960,289	15,831,801	(128,488)
		Canadian Dollar	Buy	10/16/19	10,208,000	10,359,697	(151,697)
		Danish Krone	Buy	12/18/19	15,464,750	15,608,309	(143,559)
		Euro	Sell	12/18/19	7,140,888	7,197,165	56,277
		Japanese Yen	Buy	11/20/19	11,109,774	11,170,158	(60,384)
		New Zealand Dollar	Buy	10/16/19	35,893	38,320	(2,427)
	Goldman Sachs International
		British Pound	Sell	12/18/19	3,531,135	3,539,335	8,200
		Canadian Dollar	Buy	10/16/19	5,768,505	5,772,458	(3,953)
		Canadian Dollar	Sell	10/16/19	5,768,505	5,765,841	(2,664)
		Euro	Sell	12/18/19	282,443	286,234	3,791
		Japanese Yen	Sell	11/20/19	12,850,157	12,911,281	61,124
		Swedish Krona	Buy	12/18/19	38,591	39,047	(456)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/16/19	82,588	80,751	1,837
		British Pound	Buy	12/18/19	7,112,964	7,197,109	(84,145)
		Chinese Yuan (Offshore)	Sell	11/20/19	8,686,171	8,867,578	181,407
		Euro	Sell	12/18/19	6,552,429	6,604,487	52,058
		Japanese Yen	Sell	11/20/19	6,400,556	6,549,918	149,362
		New Zealand Dollar	Buy	10/16/19	1,535,737	1,639,280	(103,543)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/16/19	211,839	218,652	(6,813)
		British Pound	Buy	12/18/19	516,078	512,813	3,265
		Chinese Yuan (Offshore)	Sell	11/20/19	59,986	60,492	506
		Euro	Buy	12/18/19	28,037,152	28,158,409	(121,257)
		Japanese Yen	Buy	11/20/19	5,905,759	5,934,731	(28,972)
		Norwegian Krone	Buy	12/18/19	6,167,767	6,191,605	(23,838)
		Singapore Dollar	Buy	11/20/19	10,267,695	10,360,483	(92,788)
		South Korean Won	Sell	11/20/19	15,772,088	15,717,159	(54,929)
		Swedish Krona	Buy	12/18/19	8,918,766	8,995,132	(76,366)
		Swiss Franc	Sell	12/18/19	7,991,022	8,097,541	106,519
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/19	63,748	65,299	(1,551)
		Swedish Krona	Sell	12/18/19	67,992	68,570	578
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/19	280,111	293,123	(13,012)
		Euro	Buy	12/18/19	765,753	774,996	(9,243)
		Israeli Shekel	Buy	10/16/19	4,878,601	4,776,784	101,817
		Japanese Yen	Buy	11/20/19	21,615,415	21,721,008	(105,593)
	UBS AG
		Australian Dollar	Buy	10/16/19	7,053,218	7,325,704	(272,486)
		British Pound	Buy	12/18/19	9,680,894	9,743,754	(62,860)
		Japanese Yen	Buy	11/20/19	57,012	58,136	(1,124)
		Norwegian Krone	Buy	12/18/19	39,938	40,156	(218)
		Swedish Krona	Buy	12/18/19	102,529	102,477	52
	WestPac Banking Corp.
		Canadian Dollar	Buy	10/16/19	3,030,154	3,064,782	(34,628)
		Canadian Dollar	Sell	10/16/19	3,030,154	3,031,956	1,802

	Unrealized appreciation						1,269,606

	Unrealized (depreciation)						(2,230,211)

	Total						$(960,605)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $825,333,256.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $71,951, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
	Short-term investments
	Putnam Short Term Investment Fund*	$3,901,482	$103,862,491	$81,192,087	$111,141	$26,571,886

	Total Short-term investments	$3,901,482	$103,862,491	$81,192,087	$111,141	$26,571,886
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,207,158.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,694,746 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.6%
	Consumer staples	15.3
	Industrials	13.8
	Health care	12.1
	Consumer discretionary	11.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,706,928 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,207,158 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$22,224,990	$—	$—
Canada	8,388,759	—	—
China	9,402,511	—	—
Finland	10,332,498	—	—
France	122,901,384	—	—
Germany	30,320,495	—	42
Hong Kong	36,880,981	—	—
India	11,557,645	—	—
Ireland	26,723,998	—	—
Japan	149,854,252	—	—
Luxembourg	—	—	71,909
Netherlands	62,201,494	—	—
South Korea	15,337,419	—	—
Sweden	14,588,519	—	—
Switzerland	107,369,585	—	—
United Kingdom	144,569,905	—	—
United States	24,945,852	—	—

Total common stocks	797,600,287	—	71,951
U.S. treasury obligations	—	623,372	—
Short-term investments	26,571,886	1,861,303	—

Totals by level	$824,172,173	$2,484,675	$71,951
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(960,605)	$—

Totals by level	$—	$(960,605)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$392,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com